Inventory - Schedule of inventories (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Classes Of Inventories [Line Items]
Dried cannabis	$ 46,683	$ 48,345
Purchased dried cannabis	1,956	8,087
Oils	11,190	22,743
Hemp derived distillate	566	1,523
Packaging and supplies	4,538	3,156
Total inventory	64,933	83,854
Capitalized cost
Classes Of Inventories [Line Items]
Dried cannabis	29,702	28,996
Purchased dried cannabis	1,956	8,087
Oils	10,805	17,377
Hemp derived distillate	566	1,523
Packaging and supplies	4,538	3,156
Total inventory	47,567	59,139
Biological asset fair value adjustment
Classes Of Inventories [Line Items]
Dried cannabis	16,981	19,349
Purchased dried cannabis	0	0
Oils	385	5,366
Hemp derived distillate	0	0
Packaging and supplies	0	0
Total inventory	$ 17,366	$ 24,715